Operating leases	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
Operating leases
Operating leases

We lease certain computer and communications equipment, transportation equipment and other property through operating leases. Total rental expense for operating leases was $436 million, $474 million, and $429 million for 2013, 2012 and 2011, respectively.

Minimum payments for operating leases having initial or remaining non-cancelable terms in excess of one year are:

Years ended December 31,
(Millions of dollars)
2014	2015	2016	2017	2018	Thereafter	Total
$244	$180	$133	$99	$74	$229	$959